COLLABORATION INVENTORIES - Summary of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Raw materials	$ 17,820	$ 13,155
Work-in-process	2,641	2,990
Finished goods	1,685	3,288
Total collaboration inventories	$ 22,146	$ 19,433